UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California AMT-Free Municipal Income Fund (NKX)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.2% (100.0% of Total Investments)
	Consumer Staples – 5.6% (3.7% of Total Investments)
$ 1,350	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	$ 1,047,857
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
23,020	5.750%, 6/01/47	6/17 at 100.00	B	17,544,224
7,500	5.125%, 6/01/47	6/17 at 100.00	B	5,184,750
9,630	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	7,087,102
	Bonds, Series 2007A-2, 5.300%, 6/01/37
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,443,520
	Bonds, Series 2005A-1, 5.500%, 6/01/45
43,500	Total Consumer Staples			32,307,453
	Education and Civic Organizations – 4.0% (2.7% of Total Investments)
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,637,152
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
800	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	845,952
	AMBAC Insured
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,064,710
	NPFG Insured
10,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	A	10,077,000
	Bonds, Series 1999, 5.875%, 1/15/28 – NPFG Insured
9,220	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	9,644,212
22,620	Total Education and Civic Organizations			23,269,026
	Health Care – 19.0% (12.5% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/14 at 100.00	A	5,000,000
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	1,635,770
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,258,125
	Angeles, Series 2012A, 5.000%, 11/15/29
	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical
	Center, Series 2012A:
1,000	5.000%, 11/15/35	No Opt. Call	AA–	1,003,200
1,625	5.000%, 11/15/39	No Opt. Call	AA–	1,619,101
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,041,420
	Series 2012A, 5.000%, 10/01/33
10,265	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,291,381
	5.250%, 11/15/46
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	759,795
	2010A, 5.750%, 7/01/40
2,000	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	1,989,660
	Obligated Group, Series 2010, 5.000%, 11/01/40
5,585	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	5,538,645
	Series 2012A, 5.000%, 4/01/42
4,543	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	4,784,869
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	855,710
	System, Series 2007A, 5.125%, 7/15/31
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	4,221,040
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los
	Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	A	2,895,925
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	5,866,835
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
950	5.250%, 7/01/24	7/15 at 100.00	BBB–	961,856
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,001,840
475	5.000%, 7/01/39	7/15 at 100.00	BBB–	422,603
11,335	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	11,209,295
	Series 2006, 5.000%, 3/01/41
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,082,800
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	4,338,881
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,283,680
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,006,000
	2007C, 5.000%, 8/15/38 – AMBAC Insured
2,735	California Statewide Community Development Authority, Revenue Bonds, Trinity Health, Series	12/21 at 100.00	Aa2	2,738,556
	2011, 5.000%, 12/01/41
2,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,563,400
	6.750%, 11/01/39
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	Baa3	1,498,335
1,145	6.000%, 11/01/41	11/20 at 100.00	Baa3	1,101,501
2,400	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,241,696
	Center, Series 2007A, 5.000%, 7/01/47
7,670	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	7,942,055
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
108,493	Total Health Care			109,153,974
	Housing/Multifamily – 2.5% (1.6% of Total Investments)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33 (WI/DD, Settling 12/18/13)	11/23 at 100.00	BBB–	1,982,200
8,000	6.000%, 11/15/48 (WI/DD, Settling 12/18/13)	11/23 at 100.00	BBB–	8,029,520
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	BBB	3,116,381
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/14 at 101.00	AA–	1,180,891
	2003, 5.000%, 5/01/23
14,450	Total Housing/Multifamily			14,308,992
	Long-Term Care – 1.5% (1.0% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	3,154,770
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A	1,552,903
	Methodist Homes, Series 2006, 5.000%, 7/01/36
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A	2,542,208
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities	4/17 at 100.00	BBB+	1,395,720
	and Services Project, Series 2007A, 5.125%, 4/01/37
8,325	Total Long-Term Care			8,645,601
	Tax Obligation/General – 28.5% (18.7% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,183,960
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	A	1,516,656
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	A1	1,139,980
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	6,978,480
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	A1	2,121,160
4,090	5.000%, 9/01/41	9/21 at 100.00	A1	4,163,375
2,625	5.000%, 10/01/41	10/21 at 100.00	A1	2,672,539
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	3,611,538
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
7,575	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	7,927,389
	2006C, 5.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	Aa2	2,684,250
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA–	3,701,424
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA–	3,730,474
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	3,248,613
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	12/13 at 100.00	AA	230,697
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	8,332,844
	Trust 2668, 9.696%, 2/01/16 – AGM Insured (IF)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,081,200
	7/15/37 – AMBAC Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	Aa1	1,343,841
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA–	2,999,520
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA–	3,009,060
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
13,880	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	7,331,971
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	2/14 at 100.00	A	2,508,975
	2002, 5.250%, 8/01/21 – FGIC Insured
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,204,160
	District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1	5,765,100
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	884,509
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	4,856,452
	Refunding Series 2012 R-1, 0.000%, 7/01/31
10,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election	8/17 at 100.00	AAA	10,729,000
	of 2004 Series 2007B, 5.000%, 8/01/32
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	12/13 at 100.00	A2	2,007,020
	5.000%, 6/15/26 – FGIC Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA–	5,337,950
	Series 2007, 5.250%, 8/01/32 – AGM Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	1,780,980
	Bond Trust 3646, 18.291%, 8/01/17 (IF)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA–	1,026,154
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA–	1,372,399
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA–	2,577,776
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA–	1,407,985
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA–	2,429,173
14,915	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,036,396
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA–	10,833,979
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	17,365,657
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	4,742,837
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	3,960,334
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,308,132
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
336,805	Total Tax Obligation/General			164,143,939
	Tax Obligation/Limited – 57.1% (37.5% of Total Investments)
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	1/14 at 100.00	A	2,235,402
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	BBB	2,043,620
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A,
	Series 2013B:
1,740	5.000%, 9/01/28	9/23 at 100.00	N/R	1,706,070
2,075	5.000%, 9/01/34	9/23 at 100.00	N/R	1,962,079
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	656,454
	Series 2013A, 5.000%, 9/01/27
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	2/14 at 100.00	AA–	7,923,580
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	A	1,168,728
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds,	9/14 at 100.00	AA–	2,228,490
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA+	1,219,775
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA+	1,541,002
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA+	1,621,315
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA+	1,786,960
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	7,410,340
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A2	2,899,703
2,065	5.000%, 4/01/31	No Opt. Call	A2	2,131,658
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A2	4,010,240
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	3,136,673
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A2	2,037,243
	Various Projects Series 2013A, 5.000%, 3/01/33
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,363,240
	2009G-1, 5.750%, 10/01/30
2,520	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,446,668
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,100	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	A	1,089,539
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R	1,305,075
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,187,196
530	5.750%, 8/01/26	8/20 at 100.00	N/R	535,358
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/14 at 100.00	A	3,095,309
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
1,905	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/14 at 100.00	A	1,824,819
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
10,730	5.000%, 1/01/21 – AMBAC Insured	1/14 at 100.00	A2	10,743,734
5,000	5.250%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A2	4,932,600
3,000	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System	3/22 at 100.00	AA–	3,003,780
	Financing, Series 2012, 5.000%, 9/01/41
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	8,189,831
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,010,520
	Refunding Series 2012, 5.000%, 9/01/32
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A2	1,026,640
	Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/30
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	7,183,953
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	10,510,533
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	7,257,450
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	18,706,400
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.943%, 6/01/45 –
	AGC Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,699,340
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.635%, 6/01/45 – FGIC Insured (IF)
3,315	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	2,849,209
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,641,112
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	3/14 at 100.00	BBB	435,348
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,163,835
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,665	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,621,427
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	681,316
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/22 at 100.00	N/R	932,800
2,000	5.125%, 9/01/42	9/22 at 100.00	N/R	1,867,540
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	3/14 at 100.00	A+	3,500,280
	Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,130	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/14 at 100.00	A+	3,166,026
	Series 2002, 5.000%, 9/01/22 – AMBAC Insured
4,790	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	3/14 at 100.00	A+	4,797,712
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
2,775	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta	9/14 at 100.00	N/R	2,715,782
	Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain	9/23 at 100.00	N/R	2,015,940
	House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013, 6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	A	2,519,504
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	A	2,311,001
5,880	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	5,961,908
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA–	1,964,963
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
6,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	6,033,960
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
7,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	12/13 at 100.00	A+	7,479,993
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	3/14 at 100.00	A	1,397,925
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,230,324
	5.000%, 8/01/38 – AMBAC Insured
1,015	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside	3/14 at 100.00	N/R	994,203
	Village Improvement Area 1, Series 2005, 5.200%, 9/01/35
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA–	3,095,412
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	3,373,854
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/14 at 100.00	A	5,001,950
	Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A+	1,014,750
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
3,395	5.250%, 9/01/30	9/23 at 100.00	N/R	3,324,384
3,050	5.750%, 9/01/39	9/23 at 100.00	N/R	3,041,552
555	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	548,051
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/14 at 100.00	A	4,147,038
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/13 at 100.00	A	389,988
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
5,745	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	4,260,032
	2009A, 0.000%, 8/01/32
7,000	Rancho Cucamonga Redevelopment Agency, California, Tax Allocation Bonds, Housing Set-Aside,	9/17 at 100.00	A+	6,745,550
	Rancho Project, Series 2007A, 5.000%, 9/01/34 – NPFG Insured
1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1,	9/23 at 100.00	N/R	1,262,100
	Series 2013, 5.500%, 9/01/39
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	2,845,140
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax
	Bonds Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	617,232
1,250	5.000%, 9/01/42	9/22 at 100.00	N/R	1,112,375
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	3/14 at 100.00	AA–	1,002,910
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
5,000	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,467,050
	9/01/33 – AMBAC Insured
3,510	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	3/14 at 100.00	A	3,334,851
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
3,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	2,967,496
	5.000%, 9/01/34
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	3/14 at 100.00	A	4,931,578
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements,	8/22 at 100.00	N/R	380,239
	Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of Participation,	9/20 at 100.00	AA–	5,254,700
	Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/14 at 100.00	AA	4,016,120
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	A	3,410,525
5,025	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	A	5,036,608
835	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	845,830
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding
	Series 2012D:
930	5.000%, 9/01/32	9/22 at 100.00	N/R	912,181
1,000	5.000%, 9/01/36	9/22 at 100.00	N/R	949,130
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	12/13 at 100.00	A	3,068,880
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
	Santa Clarita, California, Special Tax Bonds, Community Facilities District 2002-1 Valencia
	Town Center, Refunding Series 2012:
1,110	5.000%, 11/15/29	11/22 at 100.00	N/R	1,089,199
3,895	5.000%, 11/15/32	11/22 at 100.00	N/R	3,790,263
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	A	2,924,775
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA–	3,675,016
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA–	5,595,185
2,620	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	2,142,348
	District 03-02 Roripaugh, Series 2013, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	2/14 at 100.00	A	2,180,304
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
800	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	781,272
	Series 2010, 5.000%, 9/01/35
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	1,238,969
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA–	3,337,068
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,035,086
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA–	6,643,740
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
3,455	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds,	9/15 at 100.00	N/R	3,326,578
	Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36
2,670	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 –	3/14 at 100.00	A2	2,682,202
	SYNCORA GTY Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	4/14 at 100.00	A	2,759,307
	Certificates of Participation, Refunding Series 2001A, 5.000%, 10/01/31 – NPFG Insured
334,065	Total Tax Obligation/Limited			328,672,243
	Transportation – 2.4% (1.6% of Total Investments)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	BBB–	1,831,660
	1995A, 5.000%, 1/01/35
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
6,500	0.000%, 1/15/18 – NPFG Insured	1/14 at 80.02	A	5,124,275
5,000	5.875%, 1/15/29	1/14 at 101.00	BBB–	5,026,250
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,049,860
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/40
15,500	Total Transportation			14,032,045
	U.S. Guaranteed – 8.2% (5.3% of Total Investments) (5)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,890	5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	1,954,827
1,250	5.250%, 8/01/25 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	1,292,875
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	Aaa	2,682,360
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
2,200	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25	5/15 at 100.00	Aa2 (5)	2,348,984
	(Pre-refunded 5/01/15) – AMBAC Insured
500	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	508,680
1,275	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/14 at 100.00	N/R (5)	1,292,264
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	AA– (5)	2,679,278
1,775	5.250%, 9/01/22 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	AA– (5)	1,843,302
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	8,271,180
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	2,220,986
3,250	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	3,420,950
3,395	5.000%, 8/01/23 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	3,573,577
1,000	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	1,052,600
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	3/14 at 101.00	N/R (5)	818,880
	Community Facilities District 2003-1, Series 2004, 5.550%, 9/01/29 (Pre-refunded 3/01/14)
4,640	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (5)	4,796,739
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
980	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	1,057,626
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AA (5)	1,581,454
	5.000%, 10/01/25 (Pre-refunded 10/01/14) – AMBAC Insured
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29	9/14 at 100.00	A+ (5)	2,487,144
	(Pre-refunded 9/01/14) – NPFG Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,385,037
1,415	5.500%, 12/01/21 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,490,363
42,545	Total U.S. Guaranteed			46,759,106
	Utilities – 5.3% (3.5% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,038,000
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,427,601
945	5.500%, 11/15/37	No Opt. Call	A	977,820
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	10,381,400
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	4,745,621
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	4,322,100
	Option Bond Trust 3345, 18.063%, 7/01/20 (IF) (4)
2,155	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	2,156,789
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/13 at 100.00	N/R	100,150
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	4,339,360
	Bonds, Series 2010-1, 5.000%, 7/01/28
28,720	Total Utilities			30,488,841
	Water and Sewer – 18.1% (11.9% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA–	12,709,620
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	12,282,544
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
3,000	5.000%, 7/01/37	No Opt. Call	Baa3	2,762,100
12,200	5.000%, 11/21/45	No Opt. Call	Baa3	10,852,022
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,021,180
	8/01/36 – NPFG Insured
3,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A+	3,267,985
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,261,655
	10/01/36 – AGM Insured
1,480	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	1,510,962
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	5,179,650
	AMBAC Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	12,538,441
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A,	7/22 at 100.00	AA	16,703,200
	5.000%, 7/01/43
2,400	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series	6/23 at 100.00	AA	2,549,208
	2013A, 5.000%, 6/01/35
1,320	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	1,359,877
	5.000%, 6/01/31 – NPFG Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,384,170
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	9,427,320
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%,	10/14 at 100.00	AA+	3,812,702
	10/01/23 – FGIC Insured
4,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	4,412,360
	Series 2011A, 5.000%, 11/01/28
103,085	Total Water and Sewer			104,034,996
$ 1,058,108	Total Long-Term Investments (cost $866,638,270)			875,816,216
	Floating Rate Obligations – (1.4)%			(8,240,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (50.7)% (6)			(291,600,000)
	Other Assets Less Liabilities – (0.1)%			(531,239)
	Net Assets Applicable to Common Shares – 100%			$ 575,444,977

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$875,816,216	$ —	$875,816,216

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $857,517,801.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 27,927,704
Depreciation	(17,866,850)
Net unrealized appreciation (depreciation) of investments	$ 10,060,854

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014